AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, OCTOBER 31, 1999



Dear Shareholder:

We are pleased to provide you with the Annual Report for the AIG Money Market Fund (the "Fund") for the Fund's fiscal year ending October 31, 1999.

The twelve-month period ended in October 31, 1999, commenced in the midst of extreme volatility and uncertainty in the global financial markets with a declining interest rate environment in the United States, and concluded in a favorable market environment of solid economic growth, low unemployment and low inflation. The Federal Reserve's ease of monetary policy in the fall of 1998, which was in response to the currency and credit crisis in parts of Asia, was reversed, in light of continued growth of the U.S. economy, with a series of interest rate increases starting in the Summer of 1999.

The volatility in the financial markets highlighted the relative safety of money market funds (compared to both equity and bond funds), as money market funds continued to offer investors protection of principal, daily liquidity and current income against the backdrop of market turmoil.

During the period under review, the Fund provided competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity. The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of its fiscal year.

The Adviser will continue to monitor prevailing market conditions in order to manage the Fund in a manner that will provide competitive returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,



/s/ Signature Omitted
--------------------
Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                AIG MONEY MARKET FUND
October 31, 1999
----------------------------------------------------------------------------

AIG MONEY MARKET FUND
----------------------------------------------------------------------------
  Face
 Amount                                                               Value
  (000)                                                               (000)
----------------------------------------------------------------------------
Commercial Paper* (73.1%)
----------------------------------------------------------------------------
Banks (5.3%)
          Bil North America
 $15,000    5.388, 11/08/99                                          $14,984
          Chase Manhattan
  20,000    5.830, 01/24/00                                           19,734
----------------------------------------------------------------------------
                                                                      34,718
----------------------------------------------------------------------------
Beauty Products (3.8%)
----------------------------------------------------------------------------
          Procter & Gamble
  25,000    5.311, 11/29/99                                           24,897
----------------------------------------------------------------------------
                                                                      24,897
----------------------------------------------------------------------------
Chemicals (3.8%)
----------------------------------------------------------------------------
          Lubrizol Corporation
  15,000    5.322, 11/22/99                                           14,954
  10,000    5.368, 11/23/99                                            9,967
----------------------------------------------------------------------------
                                                                      24,921
----------------------------------------------------------------------------
Diversified Operations (3.8%)
----------------------------------------------------------------------------
          General Electric
  25,000    5.324, 11/12/99                                           24,959
----------------------------------------------------------------------------
                                                                      24,959
----------------------------------------------------------------------------
Drugs (7.7%)
----------------------------------------------------------------------------
          Merck
  30,000    5.259, 11/02/99                                           29,996
          Pfizer
  20,000    5.296, 12/01/99                                           19,912
----------------------------------------------------------------------------
                                                                      49,908
----------------------------------------------------------------------------
Electrical Services (7.0%)
----------------------------------------------------------------------------
          Duke Energy
  26,000    5.312, 11/01/99                                           26,000
          Florida Power
   4,600    5.274, 11/01/99                                            4,600
  15,000    5.326, 11/05/99                                           14,991
          General Electric
  25,000    5.324, 11/12/99                                               --
----------------------------------------------------------------------------
                                                                      45,591
----------------------------------------------------------------------------



----------------------------------------------------------------------------
  Face
 Amount                                                               Value
  (000)                                                               (000)
----------------------------------------------------------------------------
          Financial Services  (13.0%)
----------------------------------------------------------------------------
          General Electric Capital
 $15,000    5.312, 11/18/99                                         $ 14,963
          Liberty Mutual Capital (A)
   5,800    5.311, 11/02/99                                            5,799
   9,200    5.307, 11/16/99                                            9,180
          Merrill Lynch
  25,000    5.344, 11/03/99                                           24,993
          UBS Finance Delaware LLC
  15,000    5.312, 11/01/99                                           15,000
          USAA Capital
  15,000    5.293, 11/01/99                                           15,000
----------------------------------------------------------------------------
                                                                      84,935
----------------------------------------------------------------------------
Food, Beverage & Tobacco (8.8%)
----------------------------------------------------------------------------
          Heinz
   5,500    5.328, 11/23/99                                            5,482
          Hershey Foods
  25,000    5.306, 11/01/99                                           25,000
          Sara Lee
  26,760    5.293, 11/15/99                                           26,705
----------------------------------------------------------------------------
                                                                      57,187
----------------------------------------------------------------------------
Gas/Natural Gas (3.8%)
----------------------------------------------------------------------------
          Consolidated Natural Gas
  10,000    5.332, 11/04/99                                            9,996
  15,000    5.341, 11/10/99                                           14,980
----------------------------------------------------------------------------
                                                                      24,976
----------------------------------------------------------------------------
Household Products (3.8%)
----------------------------------------------------------------------------
          Clorox
  25,000    5.304, 11/15/99                                           24,949
----------------------------------------------------------------------------
                                                                      24,949
----------------------------------------------------------------------------
Insurance (4.6%)
----------------------------------------------------------------------------
          Pacific Life Insurance
  10,000    5.323, 11/10/99                                            9,987
  20,000    5.302, 11/24/99                                           19,933
----------------------------------------------------------------------------
                                                                      29,920
----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS                                AIG MONEY MARKET FUND
October 31, 1999
----------------------------------------------------------------------------

AIG MONEY MARKET FUND
----------------------------------------------------------------------------
  Face
 Amount                                                               Value
  (000)                                                               (000)
----------------------------------------------------------------------------
          Photographic Equipment & Supplies (4.6%)
----------------------------------------------------------------------------
          Xerox
 $30,000    5.246, 11/02/99                                          $29,996
----------------------------------------------------------------------------
                                                                      29,996
----------------------------------------------------------------------------
Telephones & Telecommunication (3.1%)
----------------------------------------------------------------------------
          AT&T
  20,000    5.308, 11/08/99                                           19,979
----------------------------------------------------------------------------
                                                                      19,979
----------------------------------------------------------------------------
          Total Commercial Paper
            (Cost $476,936)                                          476,936
----------------------------------------------------------------------------
Certificates Of Deposit (17.8%)
----------------------------------------------------------------------------
          Bank Austria
   6,000    5.040, 01/12/00                                            5,995
          Bank of Montreal
  25,000    5.330, 11/18/99                                           25,000
          Bank of Scotland
  10,000    5.630, 02/02/00                                           10,000
          Banque Nationale de Paris
  25,000    5.390, 11/01/99                                           25,000
          Bayerische Hypo- Und Vereinsbank AG
  10,000    5.075, 02/10/00                                            9,999
  10,000    5.270, 03/03/00                                            9,998
          Landesbank Hessen-Thueringen Girozentrale
  10,000    5.215, 02/29/00                                            9,979
          Scotiabank- Bank of Nova Scotia
  10,000    5.580, 02/01/00                                           10,000
          Toronto-Dominion Bank
  10,000    5.310, 03/06/00                                            9,999
----------------------------------------------------------------------------
          Total Certificates Of Deposit
            (Cost $115,970)                                          115,970
----------------------------------------------------------------------------
          Time Deposits (8.5%)
----------------------------------------------------------------------------
          Fifth Third Bank
  30,000    5.219, 11/01/99                                           30,000
          Societe Generale
  25,000    5.250, 11/01/99                                           25,000
----------------------------------------------------------------------------
          Total Time Deposits
            (Cost $55,000)                                            55,000
----------------------------------------------------------------------------
          Total Investments (99.4%)
            (Cost $647,906)                                          647,906
----------------------------------------------------------------------------



----------------------------------------------------------------------------

                                                                      Value
                                                                      (000)
----------------------------------------------------------------------------
          Other Assets and Liabilities, Net (0.6%)                  $  3,683
----------------------------------------------------------------------------
Net Assets:
----------------------------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value) based
            on 548,015,534 outstanding shares
            of beneficial interest                                   548,016
          Portfolio Shares of Class B (unlimited
            authorization -- no par value) based
            on 103,569,755 outstanding shares
            of beneficial interest                                   103,570
          Accumulated Net Realized Gain on
            Investments                                                    3
----------------------------------------------------------------------------
          Total Net Assets (100.0%)                                 $651,589
----------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class A                                 $1.00
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class B                                 $1.00
----------------------------------------------------------------------------
(A) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

* Disclosure presents annualized yield at date of purchase for discount securities, and coupon for coupon bearing securities.


     The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS                                    AIG MONEY MARKET FUND
For the year ended October 31, 1999
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                             $32,357
                                                                        -------
     Total Investment Income                                             32,357
                                                                        -------

EXPENSES:
   Investment Advisory Fees                                               1,590
   Waiver of Investment Advisory Fees                                      (636)
   Distribution Fees (1)                                                    586
   Administrative Fees                                                      423
   Custodian Fees                                                            60
   Transfer Agent Fees                                                       59
   Registration and Filing Fees                                              52
   Insurance and Other Fees                                                  36
   Printing Fees                                                             34
   Professional Fees                                                         34
   Organizational Fees                                                        8
   Trustee Fees                                                               6
                                                                        -------
       Total Expenses, Net                                                2,252
                                                                        -------
     Net Investment Income                                               30,105
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $30,105
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.


    The accompanying notes are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS                         AIG MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                                                   11/1/98 to             11/1/97 to
                                                                                    10/31/99               10/31/98
AIG MONEY MARKET FUND                                                                 (000)                  (000)
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                           $    30,105            $    30,339
   Net Realized Gain on Securities                                                          --                     --
                                                                                   -----------            -----------
     Increase in Net Assets Resulting from Operations                                   30,105                 30,339
                                                                                   -----------            -----------
Distributions to Shareholders:
   Net Investment Income
     Class A                                                                           (22,636)               (23,453)
     Class B                                                                            (7,469)                (6,886)
                                                                                   -----------            -----------
   Total Distributions                                                                 (30,105)               (30,339)
                                                                                   -----------            -----------
Share Transactions (at $1.00 per share):
   Class A
     Shares Issued                                                                  30,307,763             26,714,818
     Shares Issued in Lieu of Cash Distributions                                        24,169                 23,085
     Shares Redeemed                                                               (30,035,003)           (26,815,939)
                                                                                   -----------            -----------
       Net Class A Share Transactions                                                  296,929                (78,036)
                                                                                   -----------            -----------
   Class B
     Shares Issued                                                                     655,972                451,047
     Shares Issued in Lieu of Cash Distributions                                         8,054                  6,793
     Shares Redeemed                                                                  (715,534)              (411,515)
                                                                                   -----------            -----------
       Net Class B Share Transactions                                                  (51,508)                46,325
                                                                                   -----------            -----------
Increase (Decrease) in Net Assets from Share Transactions                              245,421                (31,711)
                                                                                   -----------            -----------
Total Increase (Decrease) in Net Assets                                                245,421                (31,711)
Net Assets:
   Beginning of Period                                                                 406,168                437,879
                                                                                   -----------            -----------
   End of Period                                                                   $   651,589            $   406,168
                                                                                   ===========            ===========

Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements

Financial Highlights                                       AIG Money Market Fund
For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------
For the periods ended October 31,

                                                                                                                           Ratio
                                                                                                                           of Net
                                                                                                 Ratio       Ratio       Investment
                 Net                                 Net                 Net                    of Net    of Expenses      Income
                Asset               Distributions   Asset              Assets      Ratio      Investment   to Average    to Average
                Value        Net      from Net      Value                End    of Expenses     Income     Net Assets     Net Assets
              Beginning  Investment  Investment      End     Total   of Period   to Average   to Average   (Excluding    (Excluding
              of Period    Income      Income     of Period  Return     (000)    Net Assets   Net Assets     Waivers)      Waivers)
              ---------  ---------- ------------- ---------  ------  ---------  -----------   ----------   ----------    -----------
---------------------
AIG Money Market Fund
---------------------
   Class A
     1999       $1.00       0.05       (0.05)       $1.00     4.94%   $548,019     0.26%        4.83%         0.36%         4.73%
     1998       $1.00       0.05       (0.05)       $1.00     5.49%   $251,090     0.26%        5.37%         0.36%         5.27%
     1997       $1.00       0.05       (0.05)       $1.00     5.41%   $329,125     0.27%        5.30%         0.39%         5.18%
     1996       $1.00       0.05       (0.05)       $1.00     5.26%   $253,865     0.39%        5.15%         0.41%         5.13%
     1995(1)    $1.00       0.05       (0.05)       $1.00     5.75%*  $313,657     0.40%*       5.60%*        0.47%*        5.53%*
   Class B
     1999       $1.00       0.05       (0.05)       $1.00     4.58%   $103,570     0.61%        4.46%         0.71%         4.36%
     1998       $1.00       0.05       (0.05)       $1.00     5.12%   $155,078     0.62%        5.00%         0.72%         4.90%
     1997       $1.00       0.05       (0.05)       $1.00     5.04%   $108,754     0.63%        4.93%         0.74%         4.82%
     1996       $1.00       0.05       (0.05)       $1.00     4.89%   $135,384     0.74%        4.79%         0.77%         4.76%
     1995(1)    $1.00       0.04       (0.04)       $1.00     5.43%*  $120,482     0.75%*       5.18%*        0.85%*        5.08%*



*   Annualized

(1) The AIG Money Market Fund Class A and Class B shares commenced operations on December 1, 1994 and February 16, 1995, respectively.


    The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
October 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of one such portfolio, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholders' interest is limited to the portfolio in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. if the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (continued)                  AIG MONEY MARKET FUND
October 31, 1999
--------------------------------------------------------------------------------

         Distributions to Shareholders -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

         Use of Estimates --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Organizational costs include legal fees of approximately $21,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners.

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services, SEI Investments received $12,191 for the period ended October 31, 1999.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of .10% of the Fund's average daily net assets up to $50 million; .08% of the average daily net assets from $50 million up to and including $250 million; .06% of the average daily net assets from $250 million up to and including $450 million; and .05% of the average daily net assets in excess of $450 million. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (continued)                  AIG MONEY MARKET FUND
October 31, 1999
--------------------------------------------------------------------------------

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by .10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 1999 is as follows:

                          S & P                  MOODY'S
                    ---------------          --------------
                    A1 +      69.0%          P1        100%
                    A1        31.0%          NR          0%
                              ----                    ----
                             100.0%                    100%

Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.





ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 17, 1999

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (unaudited)


For the shareholders that do not have an October 31, 1999 taxable year end, this notice is for informational pur-poses only. For shareholders with an October 31, 1999 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1999, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                                           LONG TERM            ORDINARY
                                         CAPITAL GAIN            INCOME               TOTAL
                                         DISTRIBUTIONS        DISTRIBUTIONS       DISTRIBUTIONS       QUALIFYING
           PORTFOLIO                      (TAX BASIS)          (TAX BASIS)         (TAX BASIS)       DIVIDENDS (1)
           ----------                    -------------        -------------       -------------      -------------
AIG Money Market Fund ...................      0%                  100%                100%                0%


------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

    INVESTMENT ADVISOR:
    AIG Capital Management Corp.
    70 Pine Street
    New York, NY 10270

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    Oaks, PA 19456

    SUB-DISTRIBUTOR:
    AIG Equity Sales Corp.
    70 Pine Street
    New York, NY 10270

    For information call: 1-800-845-3885






    This information must be preceded or accompanied by a current prospectus. AIG-F-005-06



                                       AIG
                                MONEY MARKET FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 1999


                                     [LOGO OMITTED]


                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.